Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2017
Related Party Transactions [Abstract]
Schedule of related parties
Name of Related Party	Nature of Relationship
Rongfeng Cui	Principal shareholder, Chairman of the Board and Chief Executive Officer (“CEO”)

Rongbing Cui	Principal shareholder, Director, Chief Financial Officer (“CFO”), Rongfeng Cui’s brother

Yanjuan Wang	Principal shareholder, Rongfeng Cui’s wife

Runrang Cui	Father of Rongfeng Cui, and owner of Huangdao Dinggezhuang Kangkang Family Farm

Xiaomei Wang	Rongbing Cui’s wife

Phillip Zou	Brother of Hayden Zou, former director of TDH Holdings, Inc

Qingdao Kangkang Pet Supplies Co., Ltd. (“Kangkang”).	Controlled by Rongfeng Cui, through owning 85% of its equity interest

Tide (Shanghai) Industrial Co. Ltd. (“Tide”).	Owned by Rongfeng Cui and Yanjuan Wang

Qingdao Like Pet Supplies Co., Ltd. (“Like”).	Rongfeng Cui served as CEO, and Shuhua Cui, the sister of Rongfeng Cui served as the legal person. On May 26, 2016, both Rongfeng Cui and Shuhua Cui resigned from their positions, but still have significant influence on Like.

Qingdao Like Electronic Commerce Co., Ltd. (“Like E-commerce”).	Rongfeng Cui was the former supervisor and shareholder, but still has significant influence on Like.

Qingdao Saike Environmental Technology Co., Ltd. (“Saike”).	Owned by Rongfeng Cui and Yanjuan Wang

Huangdao Ding Ge Zhuang Kangkang Family Farm (“Kangkang Family Farm”)	Controlled by Rongfeng Cui’s father

TDH Group BVBA	A European company solely owned by Rongfeng Cui

Qingdao Yinhe Jiutian Information Technology Co., Ltd. (“Yinhe Jiutian”)	Solely owned by Xiaomei Wang

Zhenyu Trading (Qingdao) Co., Ltd. (“Zhenyu”)	Owner of 45% equity interest in Yichong Technology (Qingdao) Co., Ltd.

Beijing Quanmin Chongai Information Technology Co., Ltd. (“Quanmin Chongai”)	Controlled by Anqi Zhou, a close relative of Rongfeng Cui

Schedule of due from related parties
	December 31,	December 31,
	2017	2016
Tide (Shanghai) Industrial Co. Ltd.	$46	$-
TDH Group BVBA	329,237	35,842
Rongfeng Cui	32,678	-
Total	$361,961	$35,842

Schedule of due to related parties

	December 31,	December 31,
	2017	2016
Huangdao Ding Ge Zhuang Kangkang Family Farm	$-	$387
Qingdao Saike Environmental Technology Co., Ltd.	6,148	-
Phillip Zou	1,000	-
Yanjuan Wang	29,878	783,291
Rongfeng Cui	308,847	284,602
Xiaomei Wang	-	52,422
Total	$345,873	$1,120,702